Common Control Mergers (Details) - USD ($)	Dec. 31, 2018	Jan. 01, 2017
Accounts receivable	$ 480,302
Other receivable - related party	$ 174,967
OmniSoft [Member]
Accounts receivable		$ 250
Accounts payable		(602)
Accrued expenses - related party		(265,319)
Net liabilities assumed		(265,671)
CrowdPay [Member]
Accounts receivable		27,540
Other receivable - related party		1,705
Accounts payable and accrued expenses		(48,472)
Accrued expenses - related party		(149,645)
Net liabilities assumed		$ (168,872)